UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06683
Morgan Stanley Health Sciences Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: July 31, 2009
Date of reporting period: October 31, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Health Sciences Trust
Portfolio of Investments October 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.8%)
	Biotechnology (27.8%)
58,936	Amgen Inc. (a)	$3,529,677
545	Biogen Idec Inc. (a)	23,190
120,703	Celgene Corp. (a)	7,756,375
35,900	Cephalon, Inc. (a)	2,574,748
16,893	Charles River Laboratories International, Inc. (a)	605,276
85,368	Genentech, Inc. (a)	7,080,422
100,653	Gen-Probe Inc. (a)	4,736,730
93,170	Genzyme Corp. (a)	6,790,230
191,457	Gilead Sciences, Inc. (a)	8,778,303
134,800	Illumina, Inc. (a)	4,155,884
3,068	Invitrogen Corp. (a)	88,328
637	Lonza Group AG (Registered Shares) (b)	53,023
99,800	Luminex Corp. (a)	1,861,270
1,626	Millipore Corp. (a)	84,373
84,341	OSI Pharmaceuticals Inc. (a)	3,200,741
3,289	Vertex Pharmaceuticals Inc. (a)	86,205

		51,404,775

	Electronic Equipment/Instruments (1.0%)
47,900	Varian, Inc. (a)	1,765,115

	Hospital/Nursing Management (1.2%)
110,585	Community Health Systems Inc. (a)	2,266,993

	Managed Health Care (2.3%)
43,958	Aetna, Inc.	1,093,235
35,817	Humana, Inc. (a)	1,059,825
25,546	Magellan Health Services, Inc.	943,669
2,524	UnitedHealth Group Inc.	59,895
28,821	WellPoint Inc. (a)	1,120,272

		4,276,896

	Medical Distributors (4.4%)
90,832	Cardinal Health, Inc.	3,469,782
20,262	Henry Schein, Inc. (a)	948,464
21,108	McKesson Corp.	776,563
65,800	Patterson Companies, Inc. (a)	1,666,714
67,140	PSS World Medical, Inc. (a)	1,217,920

		8,079,443

	Medical Specialties (16.1%)
19,800	Alcon, Inc. (Switzerland)	1,744,776
1,392	Baxter International, Inc.	84,202
3,080	Boston Scientific Corp. (a)	27,812
134,912	Covidien Ltd.	5,975,252
3,752	Getinge AB (B Shares) (b)	52,699
172,845	Hologic, Inc. (a)	2,115,623
45,400	IDEXX Laboratories, Inc. (a)	1,597,626
2,999	Kinetic Concepts, Inc. (a)	72,606
127,173	Medtronic, Inc.	5,128,887
3,423	Mindray Medical International Ltd.	73,800
83,200	Qiagen N.V. (Netherlands) (a)	1,186,432
55,500	ResMed, Inc. (a)	1,901,430
84,000	SonoSite, Inc. (a)	1,769,880
1,184	Sonova Holding AG (b)	49,766
636	St. Jude Medical, Inc. (a)	24,187
34,351	Stryker Corp.	1,836,404
106,387	Thermo Fisher Scientific, Inc. (a)	4,319,312
42,027	Zimmer Holdings, Inc. (a)	1,951,314

		29,912,008

	Pharmaceuticals: Generic Drugs (5.1%)
85,746	Alpharma Inc. (Class A)	2,684,707
425,209	Mylan Laboratories, Inc.	3,644,041
100,038	Stada Arzneimittel AG (b)	3,086,050

		9,414,798

NUMBER OF
SHARES		VALUE
	Pharmaceuticals: Major (27.9%)
140,712	Abbott Laboratories	7,760,267
282,927	Bristol-Myers Squibb Co.	5,814,150
164	Galenica AG (Registered Shares) (b)	49,538
150,711	Johnson & Johnson	9,244,613
46,500	Lilly (Eli) & Co.	1,572,630
123,397	Merck & Co., Inc.	3,819,137
130,000	Novartis AG (ADR) (Switzerland)	6,628,700
233,728	Pfizer, Inc.	4,139,323
33,900	Roche Holding AG (b)	5,188,930
164,739	Schering-Plough Corp.	2,387,068
154,004	Wyeth	4,955,849

		51,560,205

	Pharmaceuticals: Other (11.4%)
108,141	Allergan, Inc.	4,289,953
140,500	Forest Laboratories, Inc. (a)	3,263,815
3,518	Orion Oyj (b)	51,772
6,036	Sepracor, Inc.(a)	80,400
224,733	Shire Plc (b)	2,970,796
144,700	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	6,204,736
2,074	UCB S.A. (b)	53,048
48,458	United Therapeutics Corp. (a)	4,226,991

		21,141,511

	Services to the Health Industry (2.7%)
492	Express Scripts, Inc. (a)	29,820
99,300	inVentiv Health Inc.	940,371
1,425	Laboratory Corp. of America Holdings (a)	87,623
1,334	Medco Health Solutions Inc. (a)	50,625
87,400	Pharmaceutical Product Development, Inc.	2,707,652
24,706	Quest Diagnostics Inc.	1,156,241

		4,972,332

	TOTAL COMMON STOCKS (Cost $178,927,456)	184,794,076

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENTS (19.8%)
	Securities held as Collateral on Loaned Securities (c) (19.7%)
	Repurchase Agreements (5.9%)
$2,388	Banc of America Securities LLC (0.25% dated 10/31/08, due 11/03/08; proceeds $2,387,747; fully collateralized by U.S. Government Agency securities, at the date of this Portfolio of Investments as follows: Fannie Mae 5.00% due 04/01/35; valued at $2,401,608)	2,387,730
1,523	Banc of America Securities LLC (0.60% dated 10/31/08, due 11/03/08; proceeds $1,522,748; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Pfizer Inc.; valued at $1,531,617)	1,522,723
7,106	Deutsche Bank Securities (0.60%, dated 10/31/08, due 11/03/08; proceeds $7,106,275; fully collateralized by convertible bond at the date of this Portfolio Investment as fillows: Conmed Corp. 2.50%, due 11/15/24 and Hologic Inc. 2.00% due 12/15/37; valued at $7,147,546)	7,106,039

	Total Repurchase Agreements (Cost $11,016,492)	11,016,492

NUMBER OF
SHARES (000)
	Investment Company (d) (13.8%)
25,583	Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class (Cost $25,583,363)	25,583,363

	Total Securities held as Collateral on Loaned Securities (Cost $36,599,855)	36,599,855

	Investment Company (d) (0.1%)
130	Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class (Cost $130,128)	130,128

NUMBER OF
SHARES (000)			VALUE
	Total Short-Term Investments (Cost $36,729,983)		36,729,983

	TOTAL INVESTMENTS (Cost $215,657,439) (e)	119.6%	221,524,059
	LIABILITIES IN EXCESS OF OTHER ASSETS	(19.6)	(36,328,913)

	NET ASSETS	100.0%	$185,195,146

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Securities with total market value equal to $11,555,622 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)	The values of loaned securities and related cash collateral outstanding at October 31, 2008 were $36,493,873 and $36,599,855, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio — Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Health Sciences Trust
Notes to the Portfolio of Investments
FAS 157
10/31/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at October 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$223,601,719	$201,029,605	$22,572,114	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Health Sciences Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer December 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer December 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer December 17, 2008

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